Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (610,671)	$ (460,145)	$ 268,185	$ (2,576,533)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Non-cash common stock issuance	0	0	0	158,400
Stock based compensation	54,763	62,346	91,192	415,176
Depreciation and amortization	15,743	15,588	26,428	59,536
Gain on sale of domain name	0	0	(312,892)	0
(Reversal of) provision for accounts receivable allowances	(31,059)	74,379	98,126	(345,218)
Changes in operating assets and liabilities:
Accounts receivable	(282,438)	(702,766)	2,408	336,640
Inventories	(239,243)	(250,884)	(1,127,467)	1,318,372
Prepaid expense and other current assets	(42,716)	33,202	51,124	11,981
Accounts payable and accrued expenses	1,037,074	372,823	(132,398)	(214,167)
Net cash provided by (used in) operating activities	(98,547)	(855,457)	(1,035,294)	(835,813)
Investing activities:
Proceeds from sale of Unity investment	16,144	10,763	21,525	772,331
Purchases of property, plant and equipment	(2,749)	(9,184)	(11,703)	(14,659)
Net cash provided by (used in) investing activities	13,395	1,579	9,822	757,672
Financing activities:
Proceeds from stock rights offering (net of issuance costs)	0	0	811,793	0
Proceeds from exercise of stock options	0	0	0	94,500
Net cash provided by (used in) financing activities	0	0	811,793	94,500
Effect of exchange rate changes on cash	(453)	(1,418)	168	2,164
Net change in cash	(85,605)	(855,296)	(213,511)	18,523
Cash and cash equivalents at beginning of period	1,009,996	1,223,507	1,223,507	1,204,984
Cash and cash equivalents at end of period	924,391	368,211	1,009,996	1,223,507
Cash paid during the period for: Interest	0	0	0	0
Cash paid during the period for: Income taxes	$ 906	$ 389	$ 1,782	$ 5,104